Intangible Assets, Net - Schedule of Intangible Assets (Details) (Superior Living SDN. BHD) - Superior Living SDN. BHD. [Member] - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Computer software	$ 33,012	$ 139,798	$ 135,916
Less: accumulated amortization	(26,326)	(132,206)	(124,889)
Total	$ 6,686	$ 7,592	$ 11,027